Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

12. Accrued expenses and other liabilities

	December 31, 2009	December 31,2010
	RMB	RMB
Professional fee accruals	12,794,923	10,380,231
Accrued expenses	15,519,466	20,548,257
Sales rebates	6,250,507	5,608,626
Contingent consideration for acquisition (Note 9(5))	—	81,729,472
Payables to employees relating to exercise of options	—	4,700,100
Others	5,490,599	8,613,997

Total	40,055,495	131,580,683